Payden Core Bond Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (7%
)
2,600,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 5.67%,
6/15/36 (a)(b) $ 2,536
2,760,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 2.650%), 7.12%,
6/15/36 (a)(b) 2,693
1,209,000 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 1,073
2,749,668 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (a) 2,436
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 2,255
4,625,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 4,164
3,607,500 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 3,213
2,132,905 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,420
241,639 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 231
296,575 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 280
2,250,000 LoanCore Issuer Ltd. 2018-CRE1 144A, (1 mo.
LIBOR USD + 2.950%), 7.41%, 5/15/28 (a)(b) 2,189
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. LIBOR USD + 2.000%), 6.80%,
4/19/33 (a)(b) 1,933
3,100,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 3.32%, 4/15/34 EUR (a)(b)(c) 3,293
3,500,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
3.200%), 5.54%, 7/20/34 EUR (a)(b)(c) 3,368
5,100,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 2.450%), 7.24%, 4/17/30 (a)(b) 4,812
3,100,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 3,061
3,550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 4.36%,
4/15/35 EUR (a)(b)(c) 3,580
2,260,100 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 1,949
2,985,719 RR 24 Ltd. 2022-24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.400%),
7.06%, 1/15/32 (a)(b) 2,996
2,867,383 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 2,802
1,053,360 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 6.79%, 8/16/32 (a) 1,045
1,368,192 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 1,323
5,100,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 2.250%), 7.07%, 1/23/32 (a)
(b) 4,926
2,200,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 6.86%, 3/15/38 (a)(b) 2,043
3,422,875 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 2,908
Total Asset Backed (Cost - $68,537)
63,529
Principal
or Shares Security Description
Value
(000)
Bank Loans(d) (2%
)
3,907,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 13.82%,
11/01/25  $ 4,151
1,919,616 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 7.32%, 2/05/25  1,919
3,654,550 Numericable U.S. LLC Term Loan B11 1L,
(LIBOR USD 1-Month + 2.750%), 7.37%,
7/31/25  3,627
3,072,469 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.250%), 6.43%,
9/22/28  3,075
2,971,772 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 8.07%,
2/05/27  2,893
4,455,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 7.82%, 8/03/28  4,417
Total Bank Loans (Cost - $19,981)
20,082
Corporate Bond (30%
)
4,500,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (e) 4,418
3,590,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 2,686
2,000,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 1,797
4,000,000 Ally Financial Inc. , 1.45%, 10/02/23  3,906
2,913,126 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  2,542
3,950,000 American Honda Finance Corp. , 4.70%, 1/12/28  3,990
4,350,000 American Tower Corp. , 2.30%, 9/15/31  3,527
2,400,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a) 1,671
3,600,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b)(f) 3,476
2,225,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 2,235
4,000,000 Australia & New Zealand Banking Group Ltd.
144A, 4.40%, 5/19/26 (a) 3,915
3,325,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(g) 3,079
2,200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 1,933
1,700,000 Bank Leumi Le-Israel BM 144A, 5.13%,
7/27/27 (a)(e)(f) 1,703
3,600,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 3,247
2,625,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (b) 2,636
5,205,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.060%), 3.56%, 4/23/27 (b) 4,987
2,800,000 Bank of Nova Scotia , 1.30%, 6/11/25 (f) 2,587
2,330,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  2,067
4,850,000 Boeing Co. , 2.20%, 2/04/26  4,486
1,068,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 830
3,680,000 Broadcom Inc. 144A, 4.93%, 5/15/37 (a) 3,382
4,975,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) 3,777
2,675,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(f)(g) 2,668

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  $ 2,846
4,830,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a)(f) 3,771
5,170,000 Citigroup Inc. W, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.597%),
4.00% (b)(g) 4,796
5,750,000 Corebridge Financial Inc. 144A, 3.90%,
4/05/32 (a) 5,243
2,000,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 5.020%), 9.02%,
11/15/33 (a)(b) 2,249
1,730,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 1,663
3,750,000 CubeSmart LP , 2.00%, 2/15/31  2,956
1,625,000 Dell International LLC/EMC Corp. , 5.75%,
2/01/33  1,625
2,250,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (b) 1,990
2,000,000 Diamondback Energy Inc. , 4.25%, 3/15/52  1,612
1,165,000 Dignity Health , 4.50%, 11/01/42  1,039
4,675,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 3,802
900,000 Elevance Health Inc. , 5.13%, 2/15/53  906
1,750,000 Enerflex Ltd. 144A, 9.00%, 10/15/27 (a) 1,785
915,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(e)(f) 858
2,175,000 Energy Transfer LP , 5.75%, 2/15/33  2,238
2,670,000 Equinix Inc. , 1.80%, 7/15/27  2,340
3,550,000 Equinix Inc. , 2.50%, 5/15/31  2,970
2,700,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 2,538
3,384,214 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 2,944
212,688 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 207
2,200,000 Fifth Third Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.230%), 5.85%, 10/27/25 (b) 2,235
1,385,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  1,358
2,500,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 2,363
3,350,000 General Motors Co. , 5.60%, 10/15/32  3,312
5,500,000 General Motors Financial Co. Inc. , 2.35%,
1/08/31  4,399
748,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 665
3,475,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)
(f) 2,759
3,850,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  3,404
1,315,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,277
4,055,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  3,530
2,700,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 2,290
2,650,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(e) 2,515
3,100,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  2,846
4,000,000 JAB Holdings BV 144A, 2.20%, 11/23/30 (a) 3,133
2,575,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.55%, 12/15/25 (b) 2,597
2,100,000 Kinder Morgan Inc. , 5.30%, 12/01/34  2,075
1,325,000 KLX Energy Services Holdings Inc. 144A,
11.50%, 11/01/25 (a) 1,254
1,620,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 1,467
3,000,000 Lennar Corp. , 4.75%, 11/29/27  2,962
Principal
or Shares Security Description
Value
(000)
6,325,000 Life Storage LP , 2.20%, 10/15/30  $ 5,099
4,100,000 Lockheed Martin Corp. , 5.25%, 1/15/33  4,378
4,850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 3,790
2,750,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 2,593
2,350,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (a) 2,012
3,270,000 Mercedes-Benz Finance North America LLC
144A, (3 mo. LIBOR USD + 0.840%), 5.35%,
5/04/23 (a)(b) 3,273
6,180,000 Mitsubishi UFJ Financial Group Inc. , 3.20%,
7/18/29  5,605
1,525,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.295%), 5.05%, 1/28/27 (b) 1,531
4,000,000 Morgan Stanley , (3 mo. LIBOR USD + 1.628%),
4.43%, 1/23/30 (b) 3,901
1,000,000 Nabors Industries Ltd. 144A, 7.25%, 1/15/26 (a) 974
1,300,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 1,767
1,695,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 1,630
1,500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  1,288
2,100,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 2,026
4,400,000 Oracle Corp. , 6.25%, 11/09/32  4,787
4,200,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a) 3,798
3,230,000 Owl Rock Capital Corp. , 5.25%, 4/15/24  3,208
2,100,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  1,971
1,450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 2,017
2,400,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 2,205
2,810,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  2,653
2,420,000 Petroleos Mexicanos , 6.49%, 1/23/27  2,276
2,500,000 Petroleos Mexicanos , 5.95%, 1/28/31  2,005
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  1,903
1,300,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 8.72% (b)(g) 1,189
2,345,000 Protective Life Corp. 144A, 4.30%, 9/30/28 (a) 2,252
2,350,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a) 2,412
3,900,000 Royal Bank of Canada , 5.00%, 2/01/33  3,962
853,000 Southwestern Energy Co. , 8.38%, 9/15/28  897
3,575,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 2,885
1,800,000 Synchrony Financial , 7.25%, 2/02/33  1,804
3,000,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) 2,147
1,430,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 1,289
4,050,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 3,913
1,450,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,516
2,050,000 Venture Global Calcasieu Pass LLC 144A,
6.25%, 1/15/30 (a) 2,091
4,200,000 Verizon Communications Inc. , 3.88%,
3/01/52 (f) 3,453
1,150,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 1,063
3,000,000 Vistra Operations Co. LLC 144A, 3.70%,
1/30/27 (a) 2,795

Principal
or Shares Security Description
Value
(000)
2,170,000 Vistra Operations Co. LLC 144A, 4.30%,
7/15/29 (a) $ 2,008
3,400,000 VMware Inc. , 2.20%, 8/15/31  2,698
1,450,000 W&T Offshore Inc. 144A, 11.75%, 2/01/26 (a) 1,470
3,375,000 Warnermedia Holdings Inc. 144A, 5.14%,
3/15/52 (a) 2,808
2,035,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 1,469
440,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 445
1,900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (b) 1,723
3,740,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 3,231
Total Corporate Bond (Cost - $314,021)
284,574
Foreign Government (4%
)
900,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 653
5,270,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 3,590
2,550,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 2,408
3,150,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 2,693
56,040,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (c) 2,952
1,850,000 Mexico Government International Bond , 6.35%,
2/09/35  1,968
3,200,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 2,267
192,800,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 10,157
2,825,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 2,326
4,650,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 3,464
Total Foreign Government (Cost - $39,597)
32,478
Mortgage Backed (37%
)
4,125,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 6.86%,
9/15/36 (a)(b) 3,914
1,984,964 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 6.26%,
6/15/38 (a)(b) 1,912
2,977,516 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 5.96%,
6/15/34 (a)(b) 2,853
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 13.76%,
11/25/39 (a)(b) 3,940
4,300,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 6.36%, 4/25/34 (a)(b) 4,262
1,684,928 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 16.76%,
9/25/28 (b) 1,897
1,729,796 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 14.76%,
1/25/29 (b) 1,828
498,009 Fannie Mae Connecticut Avenue Securities 2016-
C05, (1 mo. LIBOR USD + 10.750%), 15.26%,
1/25/29 (b) 526
2,797,312 Fannie Mae-Aces 2018-M13, 3.74%, 9/25/30 (h) 2,733
1,733,776 FG G60037 30YR , 3.00%, 10/01/43  1,634
Principal
or Shares Security Description
Value
(000)
1,642,000 FHLMC Multifamily Structured Pass-Through
Certificates KG01, 2.94%, 4/25/29  $ 1,537
707,920 FN 254766 30YR , 5.00%, 6/01/33  728
353,964 FN 725027 30YR , 5.00%, 11/01/33  364
686,649 FN 725423 30YR , 5.50%, 5/01/34  718
658,443 FN 725424 30YR , 5.50%, 4/01/34  679
553,712 FN 995023 30YR , 5.50%, 8/01/37  581
543,107 FN 995203 30YR , 5.00%, 7/01/35  555
508,843 FN AH3394 30YR , 4.00%, 1/01/41  503
484,918 FN AJ7689 30YR , 4.00%, 12/01/41  479
2,942,309 FN AL9373 15YR , 2.50%, 10/01/31  2,797
1,770,684 FN AS4168 30YR , 4.00%, 12/01/44  1,747
901,749 FN AS7170 30YR , 3.50%, 5/01/46  863
2,447,157 FN AS8305 30YR , 3.00%, 11/01/46  2,272
1,541,937 FN AS8710 15YR , 2.50%, 2/01/32  1,466
641,106 FN AS9980 30YR , 4.00%, 6/01/44  634
1,644,483 FN AY4200 30YR , 3.00%, 5/01/45  1,534
1,175,554 FN AZ3791 30YR , 3.00%, 3/01/46  1,093
1,694,857 FN AZ7336 30YR , 3.50%, 11/01/45  1,628
2,477,448 FN BC1520 30YR , 3.50%, 8/01/46  2,371
703,451 FN BC2521 30YR , 3.50%, 1/01/46  680
363,797 FN BK4740 30YR , 4.00%, 8/01/48  357
2,464,924 FN BM2007 30YR , 4.00%, 9/01/48  2,419
1,880,769 FN BP6345 30YR , 3.00%, 6/01/50  1,729
6,607,069 FN BU0141 30YR , 2.00%, 10/01/51  5,578
6,326,650 FN BV7937 30YR , 4.00%, 8/01/52  6,116
2,510,804 FN CA0858 30YR , 3.50%, 12/01/47  2,394
1,326,937 FN CA3666 30YR , 4.00%, 6/01/49  1,313
3,017,283 FN CA6314 30YR , 3.00%, 7/01/50  2,779
2,512,305 FN CA6739 30YR , 3.00%, 8/01/50  2,308
1,194,451 FN CA8023 30YR , 2.50%, 12/01/50  1,054
6,709,909 FN CB2542 30YR , 2.50%, 1/01/52  5,889
7,752,995 FN CB2759 30YR , 3.00%, 2/01/52  7,063
6,090,794 FN CB3258 30YR , 3.50%, 4/01/52  5,724
5,022,534 FN CB3622 30YR , 4.00%, 5/01/52  4,858
7,548,401 FN CB4127 30YR , 4.50%, 7/01/52  7,467
4,716,814 FN CB5106 30YR , 5.00%, 11/01/52  4,753
889,529 FN FM1155 15YR , 2.50%, 6/01/32  846
2,581,402 FN FM1717 30YR , 3.50%, 12/01/45  2,494
2,567,165 FN FM2897 30YR , 3.00%, 2/01/48  2,388
2,385,562 FN FM3162 30YR , 3.00%, 11/01/46  2,245
2,753,015 FN FM3936 15YR , 2.50%, 8/01/35  2,601
1,757,744 FN FM4754 30YR , 3.50%, 7/01/47  1,698
526,755 FN FM4990 30YR , 5.00%, 7/01/47  542
2,946,809 FN FM4994 30YR , 2.00%, 12/01/50  2,502
2,175,163 FN FM5940 30YR , 2.00%, 2/01/51  1,841
1,429,074 FN FM6651 30YR , 3.00%, 9/01/47  1,327
2,519,448 FN FM7194 30YR , 2.50%, 3/01/51  2,223
2,829,389 FN FM7494 30YR , 3.00%, 6/01/51  2,583
6,022,334 FN FM9218 30YR , 2.00%, 10/01/51  5,084
1,710,240 FN FM9750 30YR , 3.00%, 4/01/48  1,609
6,682,285 FN FS0287 30YR , 2.00%, 1/01/52  5,665
6,706,825 FN FS0349 30YR , 2.00%, 1/01/52  5,688
7,683,521 FN FS0439 30YR , 2.50%, 1/01/52  6,790
7,153,144 FN FS2653 30YR , 4.00%, 8/01/52  6,919
197,885 FN MA2671 30YR , 3.50%, 7/01/46  189
172,118 FN MA2929 30YR , 3.50%, 3/01/47  165
3,627,566 FN MA3238 30YR , 3.50%, 1/01/48  3,470
7,343,645 FN MA4437 30YR , 2.00%, 10/01/51  6,187
6,346,421 FN MA4465 30YR , 2.00%, 11/01/51  5,347
4,737,112 FN MA4785 30YR , 5.00%, 10/01/52  4,759
6,392,993 FN MA4842 30YR , 5.50%, 12/01/52  6,504
970,000 FNCL , 2.50%, 2/01/5330YR TBA (i) 850
3,220,000 FNCL , 3.00%, 2/01/5330YR TBA (i) 2,926
5,490,000 FNCL , 3.50%, 2/01/5330YR TBA (i) 5,150

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
10,480,000 FNCL , 4.50%, 2/01/5330YR TBA (i) $ 10,352
8,340,000 FNCL , 5.50%, 2/01/5330YR TBA (i) 8,477
11,270,000 FNCL , 6.00%, 2/01/5330YR TBA (i) 11,577
4,420,000 FNCL , 4.50%, 3/01/5330YR TBA (i) 4,366
749,579 FR RA3728 30YR , 2.00%, 10/01/50  636
5,291,451 FR RA4531 30YR , 2.50%, 2/01/51  4,679
4,949,548 FR RA5276 30YR , 2.50%, 5/01/51  4,360
7,404,615 FR RA6528 30YR , 2.50%, 2/01/52  6,499
7,548,641 FR RA7778 30YR , 4.50%, 8/01/52  7,471
4,822,486 FR SB8509 15YR , 2.00%, 1/01/36  4,400
7,032,243 FR SD0729 30YR , 2.00%, 10/01/51  5,955
6,707,990 FR SD1035 30YR , 4.00%, 5/01/52  6,495
6,592,375 FR SD7537 30YR , 2.00%, 3/01/51  5,576
506,789 FR SD8064 30YR , 4.00%, 5/01/50  497
1,521,811 FR ZA4718 30YR , 3.00%, 10/01/46  1,413
2,725,090 FR ZT0534 30YR , 3.50%, 12/01/47  2,616
1,677,318 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-DNA3, (1 mo. LIBOR USD +
11.250%), 15.76%, 12/25/28 (b) 1,844
1,237,124 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA1, (1 mo. LIBOR USD +
10.000%), 14.51%, 7/25/29 (b) 1,247
1,200,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 9.11%, 12/25/42 (b) 1,238
2,247,809 G2 4853 30YR , 4.00%, 11/20/40  2,240
1,044,183 G2 5115 30YR , 4.50%, 7/20/41  1,067
46,998 G2 5140 30YR , 4.50%, 8/20/41  48
928,611 G2 5174 30YR , 4.00%, 9/20/41  925
655,915 G2 5175 30YR , 4.50%, 9/20/41  670
220,660 G2 5233 30YR , 4.00%, 11/20/41  220
3,993,863 G2 785219 30YR , 2.00%, 12/20/50  3,421
531,907 G2 MA2522 30YR , 4.00%, 1/20/45  529
1,528,662 G2 MA3663 30YR , 3.50%, 5/20/46  1,468
3,724,197 G2 MA3802 30YR , 3.00%, 7/20/46  3,485
303,459 G2 MA4126 30YR , 3.00%, 12/20/46  283
1,350,479 G2 MA4510 30YR , 3.50%, 6/20/47  1,296
150,755 G2 MA5265 30YR , 4.50%, 6/20/48  152
2,363,023 G2 MA6930 30YR , 2.00%, 10/20/50  2,059
9,282,908 G2 MA7472 30YR , 2.50%, 7/20/51  8,301
7,816,319 G2 MA7706 30YR , 3.00%, 11/20/51  7,217
2,209,019 G2 MA7766 30YR , 2.00%, 12/20/51  1,912
8,143,018 G2 MA8200 30YR , 4.00%, 8/20/52  7,913
2,642,979 GN 783716 30YR , 3.00%, 2/15/43  2,504
618,004 GN 784182 30YR , 4.50%, 8/15/46  627
3,282,177 GN 785986 30YR , 3.00%, 10/15/51  3,020
357,107 GN AA5452 30YR , 3.50%, 7/15/42  347
158,793 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 5.56%, 1/25/34 (a)(b) 159
3,000,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 5.91%, 1/25/34 (a)(b) 2,963
487,716 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(h) 458
3,277 Landmark Mortgage Securities No 1 PLC 1,
(Sterling Overnight Index Average + 0.339%),
3.76%, 6/17/38 GBP (b)(c)(e) 4
1,164,780 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 3.70%,
8/17/33 EUR (a)(b)(c) 1,170
14,712,896 Morgan Stanley Capital I Trust 2018-H3, 0.82%,
7/15/51 (h) 443
Principal
or Shares Security Description
Value
(000)
175,306 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(h) $ 163
342,757 New Residential Mortgage Loan Trust 2014-3A
144A, 3.75%, 11/25/54 (a)(h) 321
1,300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 15.01%, 2/25/47 (a)(b) 1,397
Total Mortgage Backed (Cost - $365,821)
347,601
Municipal (4%
)
10,500,000 California Earthquake Authority A, 5.60%,
7/01/27  10,704
3,900,000 California Health Facilities Financing Authority ,
2.86%, 6/01/31  3,429
1,150,000 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(j) 29
3,620,000 City of San Francisco CA Public Utilities
Commission Water Revenue E, 2.83%, 11/01/41  2,801
2,565,000 Compton Community College District B,
3.46%, 8/01/38 (k) 2,130
3,285,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 2,703
5,265,000 Los Angeles Community College District ,
1.17%, 8/01/26  4,740
4,680,000 New York State Dormitory Authority C, 1.54%,
3/15/27  4,213
3,000,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  2,553
4,000,000 State of California , 3.38%, 4/01/25  3,922
1,495,000 State of California , 7.55%, 4/01/39  1,986
365,000 University of California J, 3.26%, 5/15/24  358
Total Municipal (Cost - $43,794)
39,568
U.S. Treasury (17%
)
32,899,000 U.S. Treasury Bond , 2.50%, 2/15/46  26,453
15,410,000 U.S. Treasury Bond , 3.00%, 2/15/49 (l)(m) 13,630
26,859,000 U.S. Treasury Bond , 2.38%, 11/15/49  20,903
14,295,000 U.S. Treasury Bond , 2.00%, 2/15/50  10,216
11,670,000 U.S. Treasury Bond , 1.88%, 2/15/51  8,044
22,970,000 U.S. Treasury Bond , 2.38%, 5/15/51  17,794
9,660,000 U.S. Treasury Bond , 2.00%, 8/15/51  6,852
1,450,000 U.S. Treasury Bond , 4.00%, 11/15/52  1,551
20,000 U.S. Treasury Note , 2.63%, 4/30/24  19
19,120,000 U.S. Treasury Note , 3.13%, 8/31/24  18,778
3,960,000 U.S. Treasury Note , 4.00%, 12/15/25  3,972
2,820,000 U.S. Treasury Note , 3.88%, 11/30/29  2,871
25,060,000 U.S. Treasury Note , 1.38%, 11/15/31  21,132
11,571,000 U.S. Treasury Note , 1.88%, 2/15/32  10,155
Total U.S. Treasury (Cost - $207,467)
162,370
Investment Company (3%
)
13,461,627 Payden Cash Reserves Money Market Fund* 13,462
1,535,844 Payden Emerging Market Corporate Bond Fund* 13,316
Total Investment Company (Cost - $26,587)
26,778
Total Investments (Cost - $1,085,805) (104%)
976,980
Liabilities in excess of Other Assets (-4%)
(34,047)
Net Assets (100%) $ 942,933
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(c) Principal in foreign currency.

(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $5,377 and the total market value of the collateral held by the Fund is $5,563. Amounts in 000s.
(g) Perpetual security with no stated maturity date.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(m) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 8,423
USD  8,946 Citibank, N.A. 03/15/2023 $ 237
IDR 71,017,000
USD  4,690 Citibank, N.A. 04/19/2023 41
USD 11,295
ZAR  194,400 Citibank, N.A. 04/18/2023 196
USD 11,145
CAD  14,449 HSBC Bank USA, N.A. 03/15/2023 282
USD 3,265
MXN  62,150 HSBC Bank USA, N.A. 04/18/2023 10
766
Liabilities:
USD 25,142 EUR  24,453 Citibank, N.A. 03/15/2023 (1,516)
Net Unrealized Appreciation (Depreciation)
$(750)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 116 Mar-23 $ 15,066 $ 528 $ 528
U.S. Treasury 10-Year Note Future 190 Mar-23 21,758 363 363
U.S. Treasury 2-Year Note Future 750 Mar-23 154,236 572 572
a a
1,463
Short Contracts:
U.S. Treasury 10-Year Ultra Future 424 Mar-23 (51,390) (886) (886)
U.S. Treasury 5-Year Note Future 885 Mar-23 (96,679) (880) (880)
U.S. Ultra Bond Future 45 Mar-23 (6,379) (270) (270)
a a
(2,036)
Total Futures
$(573)

Payden Mutual Funds
Payden Core Bond Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 39 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2027 $45,400 $(1,524) $2,270 $(3,794)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 4.3100%
(SOFRRATE) Annually, Pay Fixed 2.7375%  Annually 08/30/2034 $ 15,900 $303 $– $303
10-Year SOFR Swap, Receive Variable 4.3100%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 15,985 59 – 59
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 4.3100% (SOFRRATE) Annually 08/30/2026 71,500 (225) – (225)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 4.3100% (SOFRRATE) Annually 06/29/2026 71,425 (195) – (195)
$(58) $– $(58)